Summary of Significant Accounting Policies (Details) - Schedule of Revenue Recognized By Product and Services - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 02, 2023	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue Recognized By Product and Services [Line Items]
Total revenue	$ 16,677	$ 10,040	$ 16,677	$ 87,616	$ 66,475
Solar energy system installations [Member]
Schedule of Revenue Recognized By Product and Services [Line Items]
Total revenue	15,843	9,922		84,858	62,896
Software enhanced services [Member]
Schedule of Revenue Recognized By Product and Services [Line Items]
Total revenue	$ 834	$ 118		$ 2,758	$ 3,579